Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action

(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

2015

Total capital to risk-weighted assets

Consolidated	$ 61,210	13.5%	$ 36,226	8.0%	$ 45,283	10.0%

Bank	60,151	13.3	36,216	8.0	45,270	10.0

Tier 1 capital to risk-weighted assets

Consolidated	56,540	12.5	27,170	6.0	36,226	8.0

Bank	55,481	12.3	27,162	6.0	36,216	8.0

Common equity Tier 1 capital to risk-weighted assets

Consolidated	56,540	12.5	20,377	4.5	29,434	6.5

Bank	55,481	12.3	20,371	4.5	29,425	6.5

Tier 1 capital to average assets

Consolidated	56,540	8.7	25,871	4.0	32,338	5.0

Bank	55,481	8.6	25,865	4.0	32,332	5.0

2014

Total capital to risk-weighted assets

Consolidated	$ 56,742	13.6%	$ 33,488	8.0%	$ 41,861	10.0%

Bank	55,731	13.3	33,464	8.0	41,830	10.0

Tier 1 capital to risk-weighted assets

Consolidated	52,353	12.5	16,744	4.0	25,116	6.0

Bank	51,342	12.3	16,732	4.0	25,098	6.0

Tier 1 capital to average assets

Consolidated	52,353	8.5	24,602	4.0	30,753	5.0

Bank	51,342	8.4	24,597	4.0	30,746	5.0